Capital Stock - Common Stock Outstanding (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Balance, beginning of year		391,640,770	384,117,643	382,391,742
Shares issued for stock-based compensation plans:
Treasury shares issued		25,214	60,767	144,313
Common shares issued		929,596	1,189,693	1,581,588
Common shares issued for conversion of preferred shares		14,399,247
Treasury shares acquired	(2,924,271)	(11,221,919)
Cordillera consideration			6,272,667
Balance, end of year		395,772,908	391,640,770	384,117,643